Loans Payable (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Abstract]
Short-term loans	$ 13,912,194	$ 15,416,339
Loan payable to Bank of China, due by November 20, 2014 [Member]
Short-term Debt [Abstract]
Short-term loans		4,582,351
Loan payable to Bank of China, annual interest rate of 5.6%, due by November 27, 2015 [Member]
Short-term Debt [Abstract]
Short-term loans	4,561,375
Loan payable to Agricultural Development Bank of China, due by January 29, 2014 [Member]
Short-term Debt [Abstract]
Short-term loans		818,277
Loan payable to Hubei Bank, due by March 30, 2014 [Member]
Short-term Debt [Abstract]
Short-term loans		1,309,243
Loan payable to Agricultural Development Bank of China, due by September 24, 2014 [Member]
Short-term Debt [Abstract]
Short-term loans		1,636,554
Loan payable to Agricultural Development Bank of China, due by November 21, 2014 [Member]
Short-term Debt [Abstract]
Short-term loans		1,636,554
Loan payable to Agricultural Development Bank of China, due by January 15, 2015 [Member]
Short-term Debt [Abstract]
Short-term loans	1,629,062
Loan payable to Agricultural Development Bank of China, due by September 28, 2015 [Member]
Short-term Debt [Abstract]
Short-term loans	3,095,219
Loan payable to Industrial and Commercial Bank of China, due by September 15, 2014 [Member]
Short-term Debt [Abstract]
Short-term loans		2,454,831
Loan payable to Industrial and Commercial Bank of China, due by September 9, 2015 [Member]
Short-term Debt [Abstract]
Short-term loans	2,117,782
Loan payable to Industrial and Commercial Bank of China, due by March 17, 2015 [Member]
Short-term Debt [Abstract]
Short-term loans	1,172,925
Loan payable to Laifeng County Small Business Loan Guarantee Company, due by March 18, 2014 but extended to March 18, 2015 [Member]
Short-term Debt [Abstract]
Short-term loans	195,487	196,386
Loan payable to Laifeng County Small Business Loan Guarantee Company, due by April 21, 2014 but extended to April 21, 2015 [Member]
Short-term Debt [Abstract]
Short-term loans	570,172	572,794
Loan payable to Laifeng County Small Business Loan Guarantee Company, due by May 14, 2014 but had been extended to May 14, 2015 [Member]
Short-term Debt [Abstract]
Short-term loans	570,172	572,794
Loan payable to Laifeng County Finance Bureau, due by November 10, 2014 [Member]
Short-term Debt [Abstract]
Short-term loans		$ 1,636,555